PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PLANT EQUIPMENT AND MINING PROPERTIES
Assets Under Construction	$ 3,443	$ 3,166
Property Plant Equipment, Write down	988	144
Property Plant Equipment, Net Carrying Amount	$ 5,162	$ 5,832